UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3418

CALVERT CASH RESERVES

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Third quarter ended June 30, 2011

Item 1. Schedule of Investments.

CALVERT CASH RESERVES INSTITUTIONAL PRIME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2011

MUNICIPAL OBLIGATIONS - 2.3%	PRINCIPAL AMOUNT	VALUE
Maryland GO Bonds, 5.00%, 3/1/12	$1,665,000	$1,718,208
Wisconsin GO Bonds, 5.25%, 5/1/17 (prerefunded 5/01/12 @ 100)	2,105,000	2,190,809

Total Municipal Obligations (Cost $3,909,017)		3,909,017

VARIABLE RATE DEMAND NOTES - 90.7%
Albany New York IDA Civic Facilities Revenue:
0.30%, 5/1/27, LOC: Bank of America (r)	2,040,000	2,040,000
0.86%, 5/1/27, LOC: Bank of America (r)	470,000	470,000
Allegheny County Pennsylvania Hospital Development Authority Revenue, 0.10%, 7/15/28, CEI: Fannie Mae (r)	515,000	515,000
Allen County Ohio Hospital Facilities Revenue, 0.03%, 6/1/34, LOC: Bank of Nova Scotia (r)	500,000	500,000
Bayfront Regional Development Corp., 0.16%, 11/1/27, LOC: PNC Bank (r)	300,000	300,000
Birmingham Alabama Industrial Development Board Revenue, 0.32%, 5/1/29, LOC: Renasant Bank, C/LOC: FHLB (r)	940,000	940,000
Bochasanwais Shree Akshar Purushottam Swaminarayan Sanstha, Inc., 0.25%, 6/1/22, LOC: Comerica Bank (r)	1,075,000	1,075,000
Butler County Alabama IDA Revenue, 0.90%, 3/1/12, LOC: Whitney National Bank, C/LOC: FHLB (r)	155,000	155,000
California State HFA Revenue, 0.08%, 8/1/33, CEI: Fannie Mae & Freddie Mac (r)	3,070,000	3,070,000
California Statewide Communities Development Authority MFH Revenue, 0.28%, 8/1/32, LOC: U.S. Bank (r)	440,000	440,000
Chelsea Michigan Economic Development Corp. LO Revenue, 0.10%, 10/1/36, LOC: Comerica Bank (r)	465,000	465,000
CIDC-Hudson House LLC New York Revenue, 0.68%, 12/1/34, LOC: Hudson River Bank & Trust, C/LOC: FHLB (r)	1,415,000	1,415,000
Congress/Commons LLC, 0.28%, 12/1/50, LOC: First Chicago Bank & Trust, C/LOC: FHLB (r)	4,165,000	4,165,000
District of Columbia HFA MFH Revenue, 0.08%, 11/1/38, CEI: Freddie Mac (r)	220,000	220,000
District of Columbia Revenue, 0.16%, 4/1/38, LOC: PNC Bank (r)	2,190,000	2,190,000
Franklin County Ohio Health Care Revenue, 0.08%, 11/1/34, LOC: PNC Bank (r)	3,000,000	3,000,000
Haskell Capital Partners Ltd., 0.20%, 9/1/20, LOC: Branch Bank & Trust (r)	510,000	510,000
Hayward California MFH Revenue:
0.90%, 5/1/12, CEI: Freddie Mac (r)	70,000	70,000
0.15%, 5/1/38, CEI: Freddie Mac (r)	4,715,000	4,715,000
HFDC of Central Texas, Inc. Retirement Facilities Revenue, 0.38%, 11/1/38, LOC: Sovereign Bank, C/LOC: Banco Santander (r)	4,455,000	4,455,000
Hills City Iowa Health Facilities Revenue, 0.07%, 8/1/35, LOC: U.S. Bank (r)	4,000,000	4,000,000
Illinois State Development Finance Authority Revenue, 0.11%, 6/1/19, LOC: Northern Trust Co. (r)	1,700,000	1,700,000
Illinois State Toll Highway Authority Revenue:
0.03%, 7/1/30, LOC: Northern Trust Co. (r)	2,000,000	2,000,000
0.11%, 7/1/30, LOC: Bank of Tokyo-Mitsubishi UFJ (r)	1,800,000	1,800,000
Indiana Finance Authority Hospital Revenue, 0.10%, 3/1/33, LOC: JPMorgan Chase Bank (r)	2,000,000	2,000,000
Kansas City Missouri IDA & MFH Revenue, 0.08%, 9/15/32, CEI: Fannie Mae (r)	1,000,000	1,000,000
Long Island New York Power Authority Revenue, 0.06%, 5/1/33, LOC: WestLB (r)	3,800,000	3,800,000
Los Angeles California MFH Revenue, 0.31%, 12/15/34, CEI: Fannie Mae (r)	280,000	280,000
Louisiana State HFA Revenue, 0.09%, 3/15/37, CEI: Fannie Mae (r)	1,000,000	1,000,000
Manteca Redevelopment Agency Tax Allocation, 0.05%, 10/1/42, LOC: State Street Bank (r)	3,600,000	3,600,000
Marietta Georgia Housing Authority MFH Revenue, 0.27%, 7/1/24, CEI: Freddie Mac (r)	300,000	300,000
Maryland Community Development Administration Revenue, 0.09%, 12/1/37, CEI: Freddie Mac (r)	400,000	400,000
Maryland State Health & Higher Educational Facilities Authority Revenue, 0.07%, 7/1/34, LOC: Bank of America (r)	500,000	500,000
Massachusetts Health & Educational Facilities Authority Revenue, 0.11%, 7/1/39, LOC: RBS Citizens, C/LOC: FHLB (r)	3,640,000	3,640,000
Massachusetts State Development Finance Agency Revenue, 0.12%, 9/1/16, LOC: TD Bank (r)	3,800,000	3,800,000
Michigan State Hospital Finance Authority Revenue, 0.24%, 3/1/30, LOC: Comerica Bank (r)	2,300,000	2,300,000
Michigan Strategic Fund Revenue, 0.27%, 9/1/22, LOC: Bank of America (r)	3,245,000	3,245,000
Mississippi Business Finance Corp. Revenue:
0.21%, 4/1/37, LOC: Wells Fargo Bank (r)	2,195,000	2,195,000
0.28%, 12/1/39, LOC: Midland State Bank, C/LOC: FHLB (r)	350,000	350,000
Montgomery County Maryland Housing Opportunities Commission Revenue, 0.04%, 12/1/30, CEI: Fannie Mae (r)	300,000	300,000
Montgomery County Pennsylvania Redevelopment Authority MFH Revenue:
Forge Gate Apts. Project, 0.17%, 8/15/31, CEI: Fannie Mae (r)	475,000	475,000
Kingswood Apts. Project, 0.17%, 8/15/31, CEI: Fannie Mae (r)	185,000	185,000
Morehead Kentucky League of Cities Funding Trust Lease Program Revenue, 0.11%, 6/1/34, LOC: U.S. Bank (r)	1,611,000	1,611,000
Ness Family Partners LP, 0.23%, 9/1/34, LOC: Bank of the West (r)	6,160,000	6,160,000
New Britain Connecticut GO Revenue, 0.26%, 2/1/26, LOC: JPMorgan Chase Bank (r)	685,000	685,000
New Jersey State Health Care Facilities Financing Authority Revenue, 0.07%, 7/1/33, LOC: Bank of America (r)	2,200,000	2,200,000
New York City Housing Development Corp. MFH Rent Revenue, 0.14%, 11/15/37, CEI: Fannie Mae (r)	190,000	190,000
New York City Housing Development Corp. MFH Revenue, 0.10%, 1/1/40, CEI: Freddie Mac (r)	7,000,000	7,000,000
New York State Dormitory Authority Revenue, 0.05%, 7/1/38, LOC: TD Bank (r)	2,000,000	2,000,000
New York State HFA Revenue:
0.14%, 11/15/29, CA: Fannie Mae (r)	2,000,000	2,000,000
0.09%, 5/15/33, CEI: Fannie Mae (r)	2,800,000	2,800,000
0.07%, 5/15/34, CEI: Fannie Mae (r)	5,600,000	5,600,000
0.07%, 5/15/37, CEI: Fannie Mae (r)	100,000	100,000
0.15%, 11/15/38, CEI: Fannie Mae (r)	975,000	975,000
New York State MMC Corp. Revenue, 0.68%, 11/1/35, LOC: JPMorgan Chase Bank (r)	2,300,000	2,300,000
Orange County Florida HFA MFH Revenue:
0.25%, 10/15/32, CEI: Fannie Mae (r)	170,000	170,000
0.19%, 8/15/35, CEI: Fannie Mae (r)	990,000	990,000
Osceola County Florida HFA MFH Revenue, 0.30%, 9/15/35, CEI: Fannie Mae (r)	1,450,000	1,450,000
Palm Beach County Florida Revenue, 0.12%, 1/1/34, LOC: TD Bank (r)	1,800,000	1,800,000
Prevea Clinic, Inc., 0.22%, 12/1/34, LOC: Wells Fargo Bank (r)	4,135,000	4,135,000
Rathbone LLC, 0.23%, 1/1/38, LOC: Comerica Bank (r)	2,905,000	2,905,000
Rhode Island State Student Loan Authority Revenue, 0.15%, 6/1/48, LOC: State Street Bank (r)	2,600,000	2,600,000
Rural Electric Co-op Grantor Trust Certificates, 0.40%, 12/18/17, BPA: JPMorgan Chase Bank (r)	22,740,000	22,740,000
South Dakota State Housing Development Authority Revenue, 0.10%, 1/1/44, CEI: Freddie Mac (r)	1,900,000	1,900,000
St. Louis Park Minnesota MFH Revenue, 0.08%, 8/1/34, CEI: Freddie Mac (r)	1,800,000	1,800,000
SunAmerica Trust Revenue, 0.60%, 7/1/41, CEI: Freddie Mac (r)	409,000	409,000
Tuscaloosa County Alabama IDA Gulf Opportunity Zone Revenue, 0.12%, 3/1/27, LOC: JPMorgan Chase Bank (r)	1,300,000	1,300,000
Upper Illinois River Valley Development Authority Revenue, 0.34%, 1/1/38, LOC: First Chicago Bank & Trust, C/LOC: FHLB (r)	4,000,000	4,000,000
Utah State Housing Corp. Single Family Revenue, 0.08%, 7/1/36, CEI: Fannie Mae & Freddie Mac (r)	242,000	242,000
Washington State MFH Finance Commission Revenue, 0.16%, 5/15/35, CEI: Fannie Mae (r)	250,000	250,000
Wausau Wisconsin Community Development Authority Revenue, 0.85%, 11/1/38, LOC: JPMorgan Chase Bank (r)	1,785,000	1,785,000
Westchester County New York IDA Revenue, 0.31%, 1/1/34, LOC: Sovereign Bank, C/LOC: Banco Santander (r)	2,090,000	2,090,000

Total Variable Rate Demand Notes (Cost $153,767,000)		153,767,000

U.S. TREASURY - 5.9%
United States Treasury Bills:
9/1/11	2,000,000	1,999,819
9/22/11	1,000,000	999,897
United States Treasury Notes:
1.00%, 9/30/11	3,000,000	3,006,509
1.00%, 10/31/11	4,000,000	4,012,251

Total U.S. Treasury (Cost $10,018,476)		10,018,476

TIME DEPOSIT - 0.7%
State Street Time Deposit, 0.098%, 7/1/11	1,072,128	1,072,128

Total Time Deposit (Cost $1,072,128)		1,072,128

TOTAL INVESTMENTS (Cost $168,766,621) - 99.6%		168,766,621
Other assets and liabilities, net - 0.4%		729,961
NET ASSETS - 100%		$169,496,582

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Explanation of Guarantees:
BPA: Bond Purchase Agreement
C/LOC: Confirming Letter of Credit
CA: Collateral Agreement
CEI: Credit Enhancement Instrument
LOC: Letter of Credit

Abbreviations:
FHLB: Federal Home Loan Bank
GO: General Obligation
HFA: Housing Finance Agency/Authority
IDA: Industrial Development Agency/Authority
LLC: Limited Liability Corporation
LO: Limited Obligation
LP: Limited Partnership
MFH: Multi-Family Housing

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Institutional Prime Fund (the “Fund”), the sole series of Calvert Cash Reserves, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers shares of beneficial interest to the public with no sales charge.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). All securities are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. government obligations	-	$10,018,476	-	$10,018,476
Municipal obligations	-	3,909,017	-	3,909,017
Other debt obligations	-	1,072,128	-	1,072,128
Variable rate demand notes	-	153,767,000	-	153,767,000
TOTAL	-	$168,766,621	-	$168,766,621

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses.  Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements:  In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  ASU No. 2011-04 requires disclosure of the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers.  For Level 3 fair value measurements, ASU No. 2011-04 requires disclosure of quantitative information about the significant unobservable inputs used.  In addition for Level 3 fair value measurements, ASU No. 2011-04 requires a description of the valuation processes used by the reporting entity and ASU No. 2011-04 requires a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs to a different amount might result in a significantly higher or lower fair value measurement.  ASU No. 2011-04 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2011.  Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

NOTE B — TAX INFORMATION

The cost of investments owned at June 30, 2011 for federal income tax purposes was $168,766,621.

Net realized capital loss carryforwards for federal income tax purposes of $5,583 and $84,607 at September 30, 2010 may be utilized to offset future capital gains until expiration in September 2012 and September 2018, respectively.

Capital losses may be used to offset future taxable capital gains until expiration.  Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused.  Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Item 2. Controls and Procedures.

(a)       The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)       There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

            Filed herewith.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT CASH RESERVES

By:       /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:   August 26, 2011

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek

            President -- Principal Executive Officer